Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DBX ETF Trust
Prospectus Date	rr_ProspectusDate	Sep. 30, 2016
Deutsche X-trackers MSCI All China Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Deutsche X-trackers MSCI All China Equity ETF Ticker: CN Stock Exchange: NYSE Arca
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Deutsche X-trackers MSCI All China Equity ETF (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI China All Shares Index (the “Underlying Index”).
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These are the fees and expenses that you will pay when you buy and hold shares. You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the Example that follows:
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 1, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example and can affect the Fund’s performance. For the fiscal year ended May 31, 2016, the Fund’s portfolio turnover rate was 36%.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	36.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the Example that follows:
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund. Acquired Fund Fees and Expenses are not used to calculate the Fund’s net asset value per share (“NAV”).
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund, using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the Underlying Index, which is designed to capture large- and mid-capitalization representation across all China securities listed in Hong Kong, Shanghai and Shenzhen. The Underlying Index includes A-Shares, H-Shares, B-Shares, Red chips and P chips share classes. The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Underlying Index, before fees and expenses, will be 95% or better. A figure of 100% would indicate perfect correlation.

A-Shares are equity securities issued by companies incorporated in mainland China and are denominated and traded in renminbi (“RMB”) on the Shenzhen and Shanghai Stock Exchanges. Subject to certain exceptions, under current regulations in the People’s Republic of China (“China” or the “PRC”), foreign investors can invest in the domestic PRC securities market principally through certain foreign institutional investors that have obtained status as a Qualified Foreign Institutional Investor (“QFII”) or a Renminbi Qualified Foreign Institutional Investor (“RQFII”) from the China Securities Regulatory Commission (“CSRC”) and have been granted a specific aggregate dollar amount investment quota by China’s State Administration of Foreign Exchange (“SAFE”) to invest foreign freely convertible currencies (in the case of a QFII) and RMB (in the case of an RQFII) in the PRC for the purpose of investing in the PRC’s domestic securities markets.

B-Shares are equity securities issued by companies incorporated in China and are denominated and traded in U.S. dollars and Hong Kong dollars (“HKD”) on the Shanghai and Shenzhen Stock Exchanges, respectively. B-Shares are available to foreign investors. H-Shares are equity securities issued by companies incorporated in mainland China and are denominated and traded in HKD on the Hong Kong Stock Exchange and other foreign exchanges.

Red chips and P chips are equity securities issued by companies incorporated outside of mainland China and listed on the Hong Kong Stock Exchange. Companies that issue Red chips generally base their businesses in mainland China and are controlled, either directly or indirectly, by the state, provincial or municipal governments of the PRC. Companies that issue P chips generally are nonstate-owned Chinese companies incorporated outside of mainland China that satisfy the following criteria: (i) the company is controlled by PRC individuals, (ii) the company derives more than 80% of its revenue from the PRC and (iii) the company allocates more than 60% of its assets in the PRC.

The Adviser expects to use a representative sampling indexing strategy to seek to track the Underlying Index. As such, the Adviser expects to invest in a representative sample of the component securities of the Underlying Index that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield), and liquidity measures similar to those of the Underlying Index. The Adviser expects to obtain exposure to the A-Share components of the Underlying Index indirectly by investing in affiliated funds advised by the Adviser and sub-advised by HGI, a licensed RQFII, that invest in A-Shares directly. Currently, the Fund invests in the Deutsche X-trackers China A-Shares ETFs.

The Fund does not currently intend to invest in A-Shares directly. To obtain exposure to the balance of the Underlying Index, the Adviser intends to invest directly in the components of the Underlying Index. The Deutsche X-trackers China A-Shares ETFs, through their sub-adviser, may invest in A-Shares and other permitted China securities listed on the Shanghai and Shenzhen Stock Exchanges up to the specified quota amount granted to HGI and the Deutsche X-trackers China A-Shares ETFs. HGI may apply for an increase of the initial RQFII quota subject to certain conditions, including the use of all or substantially all of the initial quota. There is no guarantee that an application for additional quota will be granted.

The Deutsche X-trackers China A-Shares ETFs may also invest in A-Shares listed and traded on the Shanghai Stock Exchange and Shenzhen Stock Exchange through the Shanghai – Hong Kong and Shenzhen – Hong Kong Stock Connect (“Stock Connect”) programs. The Shenzhen – Hong Kong Stock Connect program is currently expected to become available in late 2016. Stock Connect is a securities trading and clearing program between either the Shanghai Stock Exchange or Shenzhen Stock Exchange, and any of the Stock Exchange of Hong Kong Limited (“SEHK”), China Securities Depository and Clearing Corporation Limited and Hong Kong Securities Clearing Company Limited designed to permit mutual stock market access between mainland China and Hong Kong by allowing investors to trade and settle shares on each market via their local exchanges. Trading through Stock Connect is subject to daily quotas that limit the maximum daily net purchases on any particular day. Accordingly, the Deutsche X-trackers China A-Shares ETFs’ direct investments in A-Shares will be limited by the quota allocated to the RQFII or QFII and by the daily quotas that limit total purchases and/or sales through Stock Connect. Investment companies are not currently within the types of entities that are eligible for an RQFII or QFII license.

The Fund will normally invest at least 80% of its total assets in securities of issuers that comprise either directly or indirectly the Underlying Index or securities with economic characteristics similar to those included in the Underlying Index. While the Fund intends to invest primarily in H-Shares, B-Shares, Red chips, P chips, and shares of the Deutsche X-trackers China A-Shares ETFs, the Fund also may invest in securities of issuers not included in the Underlying Index, futures contracts, swap contracts and other types of derivative instruments, and other pooled investment vehicles, including affiliated and/or foreign investment companies, that the Adviser believes will help the Fund to achieve its investment objective. The remainder of the Fund’s assets will be invested primarily in money market instruments and cash equivalents. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the equity securities of Chinese companies or in derivative instruments and other securities that provide investment exposure to Chinese companies.

As of June 30, 2016, the Underlying Index consisted of 965 securities with an average market capitalization of approximately $2.62 billion and a minimum market capitalization of approximately $183.2 million.

The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to the extent that the Underlying Index is concentrated. As of June 30, 2016, the Underlying Index was substantially comprised of issuers in the financial services (30.7%) and information technology (18.4%) sectors.

Prior to November 30, 2015, the Fund’s underlying index was the MSCI All China index.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to the extent that the Underlying Index is concentrated.
Risk [Heading]	rr_RiskHeading	MAIN RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any investment, you could lose all or part of your investment in the Fund, and the Fund’s performance could trail that of other investments. The Fund is subject to the main risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return, and ability to meet its investment objective, as well as numerous other risks that are described in greater detail in the section of this Prospectus entitled “Additional Information About the Funds’ Investment Strategies, Underlying Indexes and Risks – Further Discussion of Main Risks” and in the Statement of Additional Information (“SAI”).

Stock market risk. When stock prices fall, you should expect the value of your investment to fall as well. Stock prices can be hurt by poor management on the part of the stock’s issuer, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock’s price, regardless of how well the company performs. The market as a whole may not favor the types of investments the Fund makes, which could affect the Fund’s ability to sell them at an attractive price. To the extent the Fund, or any of the Deutsche X-trackers China A-Shares ETFs, invests in a particular capitalization or sector, the Fund’s performance may be affected by the general performance of that particular capitalization or sector.

Special Risk Considerations Relating to the RQFII Regime and Investments in A-Shares. The Adviser’s ability to achieve the Fund’s investment objective is dependent, in part, on the continuous availability of A-Shares through the Fund’s investment in the Deutsche X-trackers China A-Shares ETFs. Because the Deutsche X-trackers China A-Shares ETFs will not be able to invest directly in A-Shares in excess of their RQFII quota and beyond the limits that may be imposed by Stock Connect, the size of the Fund’s direct investment in A-Shares may be limited. If the Deutsche X-trackers China A-Shares ETFs RQFII quota is or becomes inadequate to meet its investment needs, shares of the Deutsche X-trackers China A-Shares ETFs may no longer be available for investment by the Fund, may trade at a premium to NAV, or may no longer be a suitable investment for the Fund. In such case, the Adviser may seek to gain exposure to the A-Share market by investing in securities not included in the Underlying Index, futures contracts, swaps and other derivative instruments, and other pooled investment vehicles, including foreign and/or affiliated funds, that provide exposure to the A-Share market. A reduction in or elimination of RQFII quota, generally, may not only adversely affect the ability of the Fund to obtain investment exposure to A-Shares, but also the willingness of swap counterparties to engage in swaps and the performance of pooled investment vehicles linked to the performance of A-Shares. Therefore, any such reduction or elimination may have a material adverse effect on the ability of the Fund to achieve its investment objective. These risks are compounded by the fact that at present there are only a limited number of firms and counterparties that have QFII or RQFII status or are otherwise able to obtain A-Shares quota. There can be no guarantee that the Fund will be able to invest in appropriate futures contracts, swaps and other derivative instruments, and the PRC government may at times restrict the ability of firms regulated in the PRC to make such instruments available.

If the Fund is unable to obtain sufficient exposure to the performance of the Underlying Index due to the limited availability of RQFII quota or other investments that provide exposure to the performance of A-Shares, the Fund could, among other actions, limit or suspend creations until the Adviser determines that the requisite exposure to the Underlying Index is obtainable. During the period that creations are limited or suspended, the Fund could trade at a significant premium or discount to the NAV and could experience substantial redemptions. Alternatively, the Fund could change its investment objective by, for example, seeking to track an alternative index that does not include A-Shares as component securities, or decide to liquidate the Fund.

Special Risk Considerations of Investing in China. Investing in securities of Chinese issuers involves certain risks and considerations not typically associated with investing in securities of U.S. issuers, including, among others, (i) more frequent (and potentially widespread) trading suspensions and government interventions with respect to Chinese issuers, resulting in lack of liquidity and in price volatility, (ii) currency revaluations and other currency exchange rate fluctuations or blockage, (iii) the nature and extent of intervention by the Chinese government in the Chinese securities markets (including both direct and indirect market stabilization efforts, which may affect valuations of Chinese issuers), whether such intervention will continue and the impact of such intervention or its discontinuation, (iv) the risk of nationalization or expropriation of assets, (v) the risk that the Chinese government may decide not to continue to support economic reform programs, (vi) limitations on the use of brokers (or action by the Chinese government that discourages brokers from serving international clients), (vii) higher rates of inflation, (viii) greater political, economic and social uncertainty, (ix) higher market volatility caused by any potential regional territorial conflicts or natural disasters, (x) the risk of increased trade tariffs, embargoes and other trade limitations, (xi) restrictions on foreign ownership, (xii) custody risks associated with investing through an RQFII or other programs to access the Chinese securities markets, (xiii) both interim and permanent market regulations which may affect the ability of certain stockholders to sell Chinese securities when it would otherwise be advisable, and (xiv) different and less stringent financial reporting standards.

Risk of investing in other investment companies. Subject to applicable limitations under the Investment Company Act of 1940, as amended (the “1940 Act”) and the conditions of any exemptive relief granted to the Fund, the Fund may invest in other investment companies, including the Deutsche X-trackers China A-Shares ETFs. The Fund’s investments in other investment companies subject the Fund to the risks affecting those investment companies, including the possibility that the value of the securities held by those investment companies could decrease. In addition, the Fund’s shareholders will bear both their proportionate share of expenses in the Fund and indirectly, the expenses of the other investment companies.

A-Shares tax risk. Uncertainties in the Chinese tax rules governing taxation of income and gains from investments in A-Shares could result in unexpected tax liabilities for the Deutsche X-trackers China A-Shares ETFs. China generally imposes withholding tax at a rate of 10% on dividends and interest derived by QFIIs from issuers resident in China. China also imposes withholding tax at a rate of 10% on capital gains derived by nonresident enterprises from investments in an issuer resident in China. There is at present, however, no direct authority on the application of these taxes to an RQFII. While it is unclear whether this tax will be applied to investments by an RQFII or what the methodology for calculating or collecting the tax will be, the PRC’s Ministry of Finance announced that, effective November 17, 2014, the corporate income tax for QFIIs and RQFIIs, with respect to capital gains, will be temporarily lifted. During 2015, revenue authorities in the PRC made arrangements for the collection of capital gains taxes for investments realized between November 17, 2009 and November 16, 2014. The Deutsche X-trackers China A-Shares ETFs could be subject to tax liability for any tax payments for which reserves have not been made or that were not previously withheld. The impact of any such tax liability on the Deutsche X-trackers China A-Shares ETFs’ return could be substantial. The Deutsche X-trackers China A-Shares ETFs may also be liable to the Sub-Adviser for any tax that is imposed on the Sub-Adviser by the PRC with respect to the Deutsche X-trackers China A-Shares ETFs’ investments. If the Deutsche X-trackers China A-Shares ETFs’ direct investments in A-Shares through the Sub-Adviser’s RQFII quote become subject to repatriation restrictions, the Deutsche X-trackers China A-Shares ETFs may be unable to satisfy distribution requirements applicable to RICs under the Internal Revenue Code, and be subject to tax at the Fund level. The current PRC tax laws and regulations and interpretations thereof may be revised or amended in the future, including with respect to the possible liability of the Deutsche X-trackers China A-Shares ETFs for obligations of an RQFII. The withholding taxes on dividends, interest and capital gains may in principle be subject to a reduced rate under an applicable tax treaty, but the application of such treaties in the case of an RQFII acting for a foreign investor such as the Deutsche X-trackers China A-Shares ETFs is also uncertain. Finally, it is also unclear how China’s business tax may apply to activities of an RQFII and how such application may be affected by tax treaty provisions. The imposition of such taxes on the Deutsche X-trackers China A-Shares ETFs could have a material adverse effect on the Fund’s returns.

The PRC rules for taxation of RQFIIs (and QFIIs) are evolving and tax regulations to be issued by the PRC State Administration of Taxation and/or PRC Ministry of Finance to clarify the subject matter may apply retrospectively, even if such rules are adverse to the Deutsche X-trackers China A-Shares ETFs and its shareholders.

If the PRC begins applying tax rules regarding the taxation of income from A-Shares investments to RQFIIs and/or begins collecting capital gains taxes on such investments, the Deutsche X-trackers China A-Shares ETFs could be subject to withholding tax liability in excess of the amount reserved (if any). The impact of any such tax liability on the Fund’s return could be substantial. The Deutsche X-trackers China A-Shares ETFs will be liable to HGI for any Chinese tax that is imposed on HGI with respect to the Deutsche X-trackers China A-Shares ETFs’ investments.

As described below under “Taxes – Taxes on Distributions,” the Fund may elect, for U.S. federal income tax purposes, to treat Chinese taxes (including withholding taxes) paid by the Fund as paid by its shareholders. Even if the Fund is qualified to make that election and does so, however, your ability to claim a credit for certain Chinese taxes may be limited under general U.S. tax principles.

In addition, to the extent the Fund (or any of the Deutsche X-trackers China A-Shares ETFs) invests in swaps and other derivative instruments, such investments may be less tax-efficient from a U.S. tax perspective than direct investment in A-Shares and may be subject to special U.S. federal income tax rules that could adversely affect the Fund. Also the Fund may be required to periodically adjust its positions in those instruments to comply with certain regulatory requirements which may further cause these investments to be less efficient than a direct investment in A-Shares.

Should the Chinese government impose restrictions on the Fund’s or any of the Deutsche X-trackers China A-Shares ETFs’ ability to repatriate funds associated with direct investment in A-Shares, the Fund or any of the Deutsche X-trackers China A-Shares ETFs may be unable to satisfy distribution requirements applicable to regulated investment companies (“RICs”) under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), and the Fund may therefore be subject to Fund-level U.S. federal taxes.

Risks of Investing through Stock Connect. The Deutsche X-trackers China A-Shares ETFs may invest in A-Shares listed and traded on the Shanghai Stock Exchange and Shenzhen Stock Exchange when the Shenzhen – Hong Kong Stock Connect program becomes available (which is currently expected in late 2016) through Stock Connect, or on such other stock exchanges in China which participate in Stock Connect from time to time. Trading through Stock Connect is subject to a number of restrictions that may affect the Deutsche X-trackers China A-Shares ETFs’ investments and returns. For example, trading through Stock Connect is subject to daily quotas that limit the maximum daily net purchases on any particular day, which may restrict or preclude the Deutsche X-trackers China A-Shares ETFs’ ability to invest in Stock Connect A-Shares. In addition, investments made through Stock Connect are subject to trading, clearance and settlement procedures that are relatively untested in the PRC, which could pose risks to the Deutsche X-trackers China A-Shares ETFs. Moreover, Stock Connect A-Shares generally may not be sold, purchased or otherwise transferred other than through Stock Connect in accordance with applicable rules. A primary feature of Stock Connect is the application of the home market’s laws and rules applicable to investors in A-Shares. Therefore, the Deutsche X-trackers China A-Shares ETFs’ investments in Stock Connect A-Shares are generally subject to PRC securities regulations and listing rules, among other restrictions. Finally, while overseas investors currently are exempted from paying capital gains or business taxes on income and gains from investments in Stock Connect A-Shares, these PRC tax rules could be changed, which could result in unexpected tax liabilities for the Deutsche X-trackers China A-Shares ETFs.

The Stock Connect program is a relatively new program. Further developments are likely and there can be no assurance as to the program’s continued existence or whether future developments regarding the program may restrict or adversely affect the Deutsche X-trackers China A-Shares ETFs’ investments or returns. In addition, the application and interpretation of the laws and regulations of Hong Kong and the PRC, and the rules, policies or guidelines published or applied by relevant regulators and exchanges in respect of the Stock Connect program are uncertain, and they may have a detrimental effect on the Deutsche X-trackers China A-Shares ETFs’ investments and returns.

Depositary Receipt risk. The Fund may invest in depositary receipts which involve similar risks to those associated with investments in securities of Chinese Issuers. Depositary receipts also may be less liquid than the underlying shares in their primary trading market.

Derivatives risk. Risks associated with derivatives include the risk that the derivative is not well correlated with the security or index to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the Fund to the effects of leverage, which could increase the Fund’s exposure to the market and magnify potential losses. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the Fund.

Counterparty risk. A financial institution or other counterparty with whom the Fund does business, or that underwrites, distributes or guarantees any investments or contracts that the Fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the Fund or could delay the return or delivery of collateral or other assets to the Fund.

Financial services sector risk. The Fund invests a significant portion of its assets in securities of issuers in the financial services sector. The financial services industries are subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. In addition, the deterioration of the credit markets since late 2007 generally has caused an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets. The Chinese government encourages banks and certain non-banking financial institutions to conduct strategic transformation and financial innovations in various areas, and continue to facilitate greater access to China’s financial industries. Such changes may have an adverse effect on the value of the Fund’s financial institution holdings. The Fund also may be subject to ownership restrictions with respect to its investments in banks and certain other financial institutions in China.

Information technology sector risk. The Fund invests a significant portion of its assets in securities of issuers in the information technology sector in order to track the Underlying Index’s allocation to that sector. The information technology sector includes companies engaged in developing software and providing data processing and outsourced services, along with manufacturing and distributing communications equipment, computers and other electronic equipment and instruments. Information technology companies are particularly vulnerable to government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Information technology companies also face competition for services of qualified personnel. Additionally, the products of information technology companies may face obsolescence due to rapid technological development and frequent new product introduction by competitors. Finally, information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.

Indexing risk. An index fund’s performance may not exactly replicate the performance of its target index. For example, the Fund incurs fees, administrative expenses and transaction costs that the Underlying Index itself does not. The Fund uses sampling techniques (investing in a representative selection of securities included in the Underlying Index rather than all securities in the Underlying Index), thus the composition of its portfolio may diverge from that of the Underlying Index. Also, while the exposure of an index to its component securities is by definition 100%, the Fund’s effective exposure to index securities may be greater or less than 100%, and may vary over time. Because the Fund, as an index fund, is designed to maintain a high level of exposure to its Underlying Index at all times, it will not take any steps to invest defensively or otherwise reduce the risk of loss during market downturns.

Pricing risk. If market conditions make it difficult to value some investments (including China A-Shares), the Fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different than the value realized upon such investment’s sale. As a result, you could pay more than the market value when buying Fund shares or receive less than the market value when selling Fund shares.

Tracking error risk. The performance of the Fund may diverge from that of the Underlying Index for a number of reasons, including the use of a representative sampling approach, operating expenses, transaction costs, cash flows, operational inefficiencies, and the effect of Chinese taxes. The performance of the Fund may also diverge from that of the Underlying Index to the extent the Adviser seeks to gain exposure to A-Shares by investing in securities not included in the Underlying Index, derivative instruments, and other pooled investment vehicles. For example, the risk of tracking error will be greater to the extent the performance of the Deutsche X-trackers China A-Shares ETFs differs from that of the A-Share components of the Underlying Index and to the extent the shares of the Deutsche X-trackers China A-Shares ETFs trade at a premium or discount. In addition, the Fund may not be able to invest in certain securities included in the Underlying Index or invest in them in the exact proportions they represent of the Underlying Index due to legal restrictions or limitations imposed by the Chinese government or a lack of liquidity on stock exchanges in which such securities trade. To the extent the Fund calculates its NAV based on fair value prices and the value of the Underlying Index is based on securities’ closing prices on local foreign markets (i.e., the value of the Underlying Index is not based on fair value prices), the Fund’s ability to track the Underlying Index may be adversely affected. The Fund’s return also may deviate significantly from the return of the Underlying Index, because the Fund bears the costs and risks associated with buying and selling securities while such costs and risks are not factored into the return of the Underlying Index. The Fund’s use of derivatives may also increase the deviation between the Fund’s return and that of the Underlying Index.

Market price risk. Fund shares are listed for trading on NYSE Arca and are bought and sold in the secondary market at market prices. The market prices of shares will fluctuate, in some cases materially, in response to changes in the NAV and supply and demand for shares. As a result, the trading prices of shares may deviate significantly from NAV during periods of market volatility. The Adviser cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of shares should not be sustained in the long-term. However, the Fund may have a limited number of financial institutions that may act as “Authorized Participants.” or market makers. Only Authorized Participants who have entered into agreements with the Fund’s distributor may engage in creation or redemption transactions directly with the Fund (as described below under “Purchase and Sale of Fund Shares”). If those Authorized Participants exit the business or are unable to process creation and/or redemption orders, and no other Authorized Participant is able to step forward to create and redeem in either of these cases, shares may trade at a discount to NAV like closed-end fund shares (and may even face delisting). Similar effects may result if market makers exit the business or are unable to continue making markets in Fund shares. Further, while the creation/redemption feature is designed to make it likely that shares normally will trade close to the value of the Fund’s holdings, disruptions to creations and redemptions, including disruptions at market makers, Authorized Participants or market participants, or during periods of significant market volatility, may result in market prices that differ significantly from the value of the Fund’s holdings. Although market makers will generally take advantage of differences between the NAV and the market price of Fund shares through arbitrage opportunities, there is no guarantee that they will do so. In addition, the securities held by the Fund may be traded in markets that close at a different time than the NYSE Arca. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when NYSE Arca is open but after the applicable market closing, fixing or settlement times, bid-ask spreads and the resulting premium or discount to the shares’ NAV is likely to widen. The bid/ask spread of the Fund may be wider in comparison to the bid/ask spread of other ETFs, due to the Fund’s exposure to A-Shares. Further, secondary markets may be subject to irregular trading activity, wide bid-ask spreads and extended trade settlement periods, which could cause a material decline in the Fund’s NAV. The Fund’s investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those Authorized Participants creating and redeeming shares directly with the Fund.

Non-diversification risk. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended (“the 1940 Act”). This means that the Fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance.

Country concentration risk. Because the Fund invests a significant portion of its assets in the securities of a single country, it is more likely to be impacted by events or conditions affecting that country. For example, political and economic conditions and changes in regulatory, tax or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on the Fund’s performance.

Medium-sized company risk. Investing in securities of medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment, you could lose all or part of your investment in the Fund, and the Fund’s performance could trail that of other investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-diversification risk. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended (“the 1940 Act”). This means that the Fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one year and since inception compare with those of the Underlying Index and a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.deutsche-etfs.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one year and since inception compare with those of the Underlying Index and a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.deutsche-etfs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEAR TOTAL RETURN as of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund’s year-to-date return was (8.65)% as of June 30, 2016.

During the periods shown in the above chart, the Fund’s highest and lowest calendar quarter returns were 13.62% and (26.70)%, respectively, for the quarters ended December 31, 2015 and September 30, 2015.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS For the periods ended December 31, 2015
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold shares of the Fund in tax-deferred accounts such as individual retirement accounts (“IRAs”) or employee-sponsored retirement plans.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Your own actual after-tax returns will depend on your tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold shares of the Fund in tax-deferred accounts such as individual retirement accounts (“IRAs”) or employee-sponsored retirement plans.
Deutsche X-trackers MSCI All China Equity ETF | Deutsche X-trackers MSCI All China Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.60%
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.36%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.96%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.62%	[3]
1 Year	rr_ExpenseExampleYear01	$ 63
3 Years	rr_ExpenseExampleYear03	236
5 Years	rr_ExpenseExampleYear05	463
10 Years	rr_ExpenseExampleYear10	$ 1,114
2015	rr_AnnualReturn2015	2.10%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2016
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(8.65%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2015
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.62%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.70%)
1 Year	rr_AverageAnnualReturnYear01	2.10%
Since Inception	rr_AverageAnnualReturnSinceInception	24.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2014
Deutsche X-trackers MSCI All China Equity ETF | Returns after taxes on distributions | Deutsche X-trackers MSCI All China Equity ETF
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.55%)
Since Inception	rr_AverageAnnualReturnSinceInception	21.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2014
Deutsche X-trackers MSCI All China Equity ETF | Returns after taxes on distributions and sale of Fund shares | Deutsche X-trackers MSCI All China Equity ETF
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.97%
Since Inception	rr_AverageAnnualReturnSinceInception	18.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2014
Deutsche X-trackers MSCI All China Equity ETF | MSCI China All Shares Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.59%
Since Inception	rr_AverageAnnualReturnSinceInception	22.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2014
Deutsche X-trackers MSCI All China Equity ETF | MSCI All China Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.83%
Since Inception	rr_AverageAnnualReturnSinceInception	23.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2014

[1]	“Acquired Fund Fees and Expenses” reflect the Fund’s pro rata share of the fees and expenses it will incur effective August 1, 2016 by investing in the Deutsche X-trackers Harvest CSI 300 China A-Shares ETF and the Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF (together, the “Deutsche X-trackers China A-Shares ETFs”), which have a reduced management fee effective as of that date. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund. Acquired Fund Fees and Expenses are not used to calculate the Fund’s net asset value per share (“NAV”).
[2]	To the extent the Fund invests in the shares of an affiliated fund, the Adviser has contractually agreed, until October 1, 2018, to waive its management fee and/or reimburse fund expenses in an amount equal to the Fund’s management fee attributable to the Fund’s assets invested in the affiliated fund. This agreement may only be terminated by the Fund’s Board (and may not be terminated by the Adviser) prior to that time.
[3]	After Fee Waiver and/or Expense Reimbursement